Columbia Variable Portfolio – Dividend Opportunity Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 93.2%
Issuer	Shares	Value ($)
Communication Services 4.6%
Diversified Telecommunication Services 4.6%
AT&T, Inc.	603,000	17,480,970
Comcast Corp., Class A	410,300	11,779,713
Verizon Communications, Inc.	293,100	14,713,620
Total		43,974,303
Media 0.0%
Versant Media Group, Inc.(a)	12,792	473,560
Total Communication Services		44,447,863
Consumer Discretionary 6.8%
Automobiles 0.7%
Ford Motor Co.	602,000	6,947,080
Distributors 0.8%
Genuine Parts Co.	68,000	7,191,000
Hotels, Restaurants & Leisure 1.8%
Darden Restaurants, Inc.	50,100	9,821,604
Starbucks Corp.	85,700	7,677,863
Total		17,499,467
Specialty Retail 3.5%
Best Buy Co., Inc.	150,100	9,636,420
Gap, Inc. (The)	446,100	10,795,620
Home Depot, Inc. (The)	39,200	12,892,488
Total		33,324,528
Total Consumer Discretionary		64,962,075
Consumer Staples 10.5%
Beverages 2.7%
Coca-Cola Co. (The)	127,700	9,711,585
PepsiCo, Inc.	102,900	15,979,341
Total		25,690,926
Consumer Staples Distribution & Retail 0.7%
Target Corp.	57,900	7,017,480
Food Products 2.9%
Bunge Global SA	86,500	11,002,800
Conagra Brands, Inc.	616,800	9,696,096
Tyson Foods, Inc., Class A	117,200	7,509,004
Total		28,207,900
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.0%
Procter & Gamble Co. (The)	62,600	9,041,944
Tobacco 3.2%
Altria Group, Inc.	146,200	9,647,738
Philip Morris International, Inc.	126,700	20,948,578
Total		30,596,316
Total Consumer Staples		100,554,566
Energy 10.4%
Oil, Gas & Consumable Fuels 10.4%
Chevron Corp.	120,200	24,869,380
Coterra Energy, Inc.	171,300	6,019,482
Exxon Mobil Corp.	242,300	41,108,618
Kinder Morgan, Inc.	410,200	13,754,006
Valero Energy Corp.	58,800	14,528,304
Total		100,279,790
Total Energy		100,279,790
Financials 18.7%
Banks 10.0%
Bank of America Corp.	344,200	16,779,750
Citigroup, Inc.	147,400	16,716,634
JPMorgan Chase & Co.	102,100	30,033,736
Truist Financial Corp.	162,000	7,447,140
U.S. Bancorp	242,400	12,607,224
Wells Fargo & Co.	153,300	12,204,213
Total		95,788,697
Capital Markets 5.4%
Blackstone, Inc.	54,400	6,255,456
CME Group, Inc.	46,300	13,674,705
Goldman Sachs Group, Inc. (The)	28,200	23,856,918
Invesco Ltd.	312,700	7,595,483
Total		51,382,562
Insurance 2.4%
American Financial Group, Inc.	112,900	14,418,459
MetLife, Inc.	122,100	8,634,912
Total		23,053,371

Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Starwood Property Trust, Inc.	526,500	9,066,330
Total Financials		179,290,960
Health Care 13.1%
Biotechnology 2.9%
AbbVie, Inc.	95,000	20,661,550
Amgen, Inc.	20,400	7,177,740
Total		27,839,290
Health Care Equipment & Supplies 1.2%
Medtronic PLC	136,900	11,862,385
Health Care Providers & Services 1.9%
CVS Health Corp.	159,800	11,476,836
UnitedHealth Group, Inc.	26,800	7,251,812
Total		18,728,648
Pharmaceuticals 7.1%
Bristol-Myers Squibb Co.	132,700	8,048,255
Johnson & Johnson	121,000	29,577,240
Merck & Co., Inc.	163,900	19,715,531
Pfizer, Inc.	371,200	10,423,296
Total		67,764,322
Total Health Care		126,194,645
Industrials 8.7%
Aerospace & Defense 2.3%
Lockheed Martin Corp.	25,000	15,109,750
RTX Corp.	37,100	7,156,590
Total		22,266,340
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	121,500	11,953,170
Building Products 0.4%
Johnson Controls International PLC	32,600	4,268,970
Ground Transportation 0.9%
Union Pacific Corp.	36,000	8,734,320
Industrial Conglomerates 0.9%
3M Co.	60,200	8,742,846
Machinery 1.9%
Common Stocks (continued)
Issuer	Shares	Value ($)
PACCAR, Inc.	75,100	8,674,050
Stanley Black & Decker, Inc.	133,500	9,486,510
Total		18,160,560
Passenger Airlines 0.6%
Southwest Airlines Co.	161,700	6,075,069
Trading Companies & Distributors 0.4%
Watsco, Inc.	9,500	3,456,005
Total Industrials		83,657,280
Information Technology 10.2%
Communications Equipment 2.6%
Cisco Systems, Inc.	321,200	24,921,908
Electronic Equipment, Instruments & Components 1.2%
Corning, Inc.	84,000	11,421,480
IT Services 2.0%
International Business Machines Corp.	80,100	19,415,439
Semiconductors & Semiconductor Equipment 3.0%
Broadcom, Inc.	23,800	7,366,338
Microchip Technology, Inc.	63,300	4,089,813
Skyworks Solutions, Inc.	111,300	5,960,115
Texas Instruments, Inc.	55,500	10,774,770
Total		28,191,036
Technology Hardware, Storage & Peripherals 1.4%
Hewlett Packard Enterprise Co.	246,300	5,864,403
Seagate Technology Holdings PLC	19,400	7,600,144
Total		13,464,547
Total Information Technology		97,414,410
Materials 2.2%
Chemicals 1.4%
Eastman Chemical Co.	70,000	5,342,400
Nutrien Ltd.	107,900	8,142,134
Total		13,484,534
Containers & Packaging 0.8%
International Paper Co.	205,800	7,347,060
Total Materials		20,831,594
Real Estate 3.7%
Health Care REITs 0.4%
Welltower, Inc.	17,100	3,380,841
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.9%
UDR, Inc.	261,200	8,823,336
Retail REITs 1.2%
Simon Property Group, Inc.	64,100	11,956,573
Specialized REITs 1.2%
Digital Realty Trust, Inc.	63,300	11,407,293
Total Real Estate		35,568,043
Utilities 4.3%
Electric Utilities 2.4%
American Electric Power Co., Inc.	48,300	6,331,164
NextEra Energy, Inc.	48,800	4,532,544
Southern Co. (The)	52,000	5,019,040
Xcel Energy, Inc.	90,400	7,181,376
Total		23,064,124
Gas Utilities 1.1%
UGI Corp.	303,500	11,053,470
Multi-Utilities 0.8%
DTE Energy Co.	50,500	7,384,110
Total Utilities		41,501,704
Total Common Stocks (Cost $656,840,973)		894,702,930

Convertible Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.7%
Welltower OP LLC(b)
07/15/2029	3.125%	4,500,000	7,122,591
Total Convertible Bonds (Cost $4,500,000)			7,122,591

Convertible Preferred Stocks 4.5%
Issuer		Shares	Value ($)
Consumer Discretionary 0.4%
Household Durables 0.4%
Whirlpool Corp.	8.500%	93,728	3,838,162
Total Consumer Discretionary			3,838,162
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Financials 0.4%
Financial Services 0.4%
Apollo Global Management, Inc.	6.750%	64,000	3,756,712
Total Financials			3,756,712
Industrials 0.4%
Aerospace & Defense 0.4%
Boeing Co. (The)	6.000%	59,950	3,891,354
Total Industrials			3,891,354
Information Technology 1.2%
Semiconductors & Semiconductor Equipment 0.5%
Microchip Technology, Inc.	7.500%	87,000	4,956,390
Technology Hardware, Storage & Peripherals 0.7%
Hewlett Packard Enterprise Co.	7.625%	106,110	6,913,757
Total Information Technology			11,870,147
Materials 0.8%
Chemicals 0.8%
Albemarle Corp.	7.250%	100,800	7,212,143
Total Materials			7,212,143
Utilities 1.3%
Electric Utilities 1.3%
NextEra Energy, Inc.	7.234%	102,000	5,337,660
Southern Co. (The)	7.125%	136,198	7,036,799
Total			12,374,459
Total Utilities			12,374,459
Total Convertible Preferred Stocks (Cost $36,947,764)			42,942,977

Preferred Stocks 0.5%

Utilities 0.5%
Electric Utilities 0.5%
PPL Corp.	7.000%	100,950	5,151,478
Total Utilities			5,151,478
Total Preferred Stocks (Cost $5,091,975)			5,151,478

Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2026 (Unaudited)

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(c),(d)	8,229,709	8,226,417
Total Money Market Funds (Cost $8,226,969)		8,226,417
Total Investments in Securities (Cost: $711,607,681)		958,146,393
Other Assets & Liabilities, Net		2,180,700
Net Assets		960,327,093
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $7,122,591, which represents 0.74% of total net assets.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	11,946,356	26,989,555	(30,708,940)	(554)	8,226,417	363	99,746	8,229,709
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7005_(05/26)